Related Party Transactions (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canpotex [Member]
Disclosure of transactions between related parties [Line Items]
Purchases Of Goods Related Party Transactions	$ 92	$ 415